PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2012
PROPERTY, EQUIPMENT AND SOFTWARE

10. PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Office buildings	64,488,993	67,482,202	10,831,640
Computer and equipment	193,354,191	170,034,382	27,292,400
Leasehold improvements	7,903,060	15,492,417	2,486,704
Office furniture and fixtures	9,558,048	13,467,292	2,161,649
Motor vehicles	13,012,578	9,443,462	1,515,780
Software	16,957,721	17,746,626	2,848,530
Construction in progress	1,150,000	0	0
Less: accumulated depreciation and amortization	(245,911,570)	(229,091,066)	(36,771,650)

Net book value	60,513,021	64,575,315	10,365,053

Depreciation and amortization charges for the years ended December 31, 2010, 2011 and 2012 amounted to RMB23.9 million, RMB14.9 million and RMB20.3 million (US$3.3 million), respectively.

The Group recorded impairment of RMB4.9 million, nil and nil on equipment in 2010, 2011 and 2012, respectively, as detailed at Note 15.